Transactions and Balances with Related Parties (Schedule of Debts and Loans to Related and Interested Parties) (Details) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Linkage base		EURIBOR	EURIBOR
Dori Energy [Member]
Disclosure of transactions between related parties [line items]
Interest rate	[1]	8.10%
Linkage base		NIS+CPI
Debts and loans to related and intrested parites		€ 8,745	€ 10,595
Interest income recognized in statement of income		€ 620	€ 814	€ 1,130

[1]	See Note 6A